Trade Payables (Tables)	12 Months Ended
Mar. 31, 2019
Payables and Accruals [Abstract]
Schedule of major trade payables accounts

The following table sets forth the major trade payables accounts:-

			Aging
Suppliers	Amount	Rate	Not past due	Past due 1-30 days	Past due 30 days

Supplier A	$156,901	33.50%	$156,901	$-	$-
Supplier B	$38,623	8.25%	$38,623	$-	$-
Supplier C	$35,760	7.64%	$8,059	$27,701	$-

Total trade payables	$468,362	100.00%	$347,333	$78,905	$42,127